BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

AMENDMENT TO
CERTIFICATE OF DESIGNATION DATED DECEMBER 15, 2011
ESTABLISHING AND FIXING
THE RIGHTS AND PREFERENCES OF
VARIABLE RATINE MUNI TERM PREFERRED SHARES
(“VMTP PREFERRED SHARES”)
(THE “CERTIFICATE OF DESIGNATION”)

The undersigned secretary of BlackRock MuniYield Investment Quality Fund (the “Trust”), a business trust organized and existing under the laws of the Commonwealth of Massachusetts hereby certifies as follows:

1.         The Holders (as defined in the Certificate of Designation) of the VMTP Preferred Shares of the Trust, by the consent required under Section 5 of the Certification of Designation has adopted a resolution by a unanimous written consent to amend the Certificate of Designation as follows as of January 2, 2019.

(a)        The section titled “Designation” in the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

Series W-7: A series of 565 preferred shares of beneficial interest in the Trust, par value $0.05 per share, liquidation preferences $100,000 per shares, is hereby authorized and designated “Series W-7 VMTP Preferred Shares”.  Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Applicable Rate commencing on January 3, 2019 equal to the sum of 0.79% per annum plus 75% of the one-month LIBOR Rate (as defined herein); and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in this Certificate of Designation and the Declaration of Trust.  The Services W-7 VMTP Preferred Shares shall constitute a separate series of preferred shares of beneficial interest in the Trust and each Series W-7 VMTP Preferred Share shall be identical.  Except as otherwise provided with respect to any additional Series of VMTP Preferred Shares, the terms and conditions of this Certificate of Designation apply to each Series of VMTP Preferred Shares.

(b)        The definitions of “SIFMA” and “SIFMA Municipal Swap Index” in the “Definitions” section of the Certificate of Designation are hereby deleted.

(c)        The definition of “Applicable Base Rate” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Applicable Base Rate” means 75% of the one-month LIBOR Rate on the applicable Rate Determination Date.

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(d)       The definition of “Ratings Spread” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VM IP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable rating is at or below Al/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VM IP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VM IP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*	Proposed Percentage
Aa2/AA to Aaa/AAA	0.79%
Aa3/AA-	0.95%
Al/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baal/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment grade or NR	3.30%

*And/or the equivalent ratings of an Other Rating Agency Then rating the VMTP Preferred
 Shares at the request of the Trust.

(e)        The definition of “LIBOR Rate” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“LIBOR Rate” means, on any Rate Determination Date, (i) the one-month LIBOR rate for deposits in United States dollars, which appears on Reuters display page LIBOR01 (“Page LIBOR01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m. London, England time, on the day that is the London Business Day preceding the Rate Determination Date (the “LIBOR Determination Date”), or (ii) if such rate does not appear on Page LIBOR01 or such other page as may replace such Page LIBOR01, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated Rate Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m. (London, England time) on such date made by such LIBOR Dealer to the Reference Banks, (B) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York, New York selected by the LIBOR Dealer (after obtaining the Trust’s approval) are quoting on the relevant LIBOR Determination Date for deposits in United States dollars for the designated Rate Period in an amount determined by the LIBOR Dealer (after obtaining the Trust’s approval) that is representative of a single transaction in such market at such time by reference to the principal London, England offices of leading banks in the London interbank market; provided, however, that if one of the LIBOR Dealers does not quote a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Trust to provide such rate or rates not being supplied by the LIBOR Dealer.  Notwithstanding the foregoing, if (A) the one-month LIBOR Rate determined as set forth above would otherwise be less than zero (0), the one-month LIBOR Rate for such Rate Determination Date will be deemed to be zero (0), and (B) the one-month LIBOR Rate no longer appears or is not otherwise calculable as provided above (the “LIBOR Unavailability Date”), then the one-month LIBOR Rate shall mean (i) the “Federal Funds Rate,” which appears on Bloomberg display page FEDL01 (“Page FEDL01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 5:00 p.m. New York City time plus the positive difference, if any, between the average one-month LIBOR Rate and the average Federal Funds Rate for the one year period prior to the LIBOR Unavailability Date, or (ii) if such rate does not appear on Page FEDL01 or such other page as may replace such Page FEDL01 (the date on which such rate no longer appears on such page, the “Fed Funds Unavailability Date”), the Board of Trustees shall in good faith select a reasonably comparable index, which such other index shall be subject to the prior written consent of the Total Holders (the “Replacement”).  If applicable, the one-month LIBOR Rate from the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date to the date the Replacement becomes effective with the prior written consent of the Total Holders as provided above, shall be equal to the one-month LIBOR Rate as in effect immediately prior to the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date.

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(f)        The definition of “Overconcentration Amount” in the Definitions Section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Overconcentration Amount” means as of any date of calculation of the Effective Leverage Ratio, an amount equal to the sum of: (i) the Market Value of the Trust’s assets in a single state or territory in excess of 20%; (ii) the Market Value of the Trust’s assets in a single state or territory rated lower than A2 by Moody’s or A by S&P or Fitch in excess of 15%; (iii) the Market Value of the Trust’s assets in a single state or territory rated lower than Baa3 by Moody’s or BBB- by S&P or Fitch in excess of 10%; (iv) the Market Value of the Trust’s assets that constitute tobacco obligations (excluding tobacco obligations that are Defeased Securities and tobacco obligations backed by state appropriation) in excess of 10%; (v) the Market Value of the Trust’s assets paying less frequently than semi-annually in excess of 20%; (vi) the Market Value of the Trust’s assets that constitute tobacco obligations backed by state appropriation in excess of 10%; in each case, as a percentage of the Market Value of the Trust’s Managed Assets and (vii) the Market Value of the Trust’s Deferred Compensation Hedge Assets and Deferred Compensation Plan Assets in excess of 0%.

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2.         Except as amended hereby, the Certificate of Designation remains in full force and effect.

3.         An original copy of this amendments shall be lodged with the records of the Trust and filed with the Secretary of State of the Commonwealth of Massachusetts and in such other places as may be required under the laws of Massachusetts or as the Trustees deem appropriate.

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IN WITNESS WHEREOF, I have hereunto set my hand as of this 28th day of December, 2018.

BLACICROCK MUNIYIELD

INVESTMENT QUALITY FUND

By:  /s/ Janey Ahn

Name: Janey Ahn

Title: Secretary